Summary of Significant Accounting Policies, Nature of Operations and Principles of Consolidation (FY) (Details)	Dec. 31, 2019 Office
Los Angeles, California [Member]
Nature of Operations and Principles of Consolidation [Abstract]
Number of retail-banking offices	2
Inglewood, California [Member]
Nature of Operations and Principles of Consolidation [Abstract]
Number of retail-banking offices	1